As filed with the Securities and Exchange Commission on July 12, 2019

File No. 333-229252

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

(Check appropriate box or boxes)

Invesco Exchange-Traded Fund Trust II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(800) 983-0903

(Registrant’s Area Code and Telephone Number)

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and address of Agent for Service)

Copy to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500 Washington, DC 20036

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Shares of beneficial interest, without par value, of the Invesco Emerging Markets Revenue ETF, Invesco Emerging Markets Ultra Dividend Revenue ETF, Invesco Global ESG Revenue ETF, Invesco Global Revenue ETF, Invesco International Revenue ETF, Invesco International Ultra Dividend Revenue ETF, Invesco Russell 1000® Low Volatility Factor ETF, Invesco Russell 1000® Momentum Factor ETF, Invesco Russell 1000® Quality Factor ETF, Invesco Russell 1000® Size Factor ETF, Invesco Russell 1000® Value Factor ETF, Invesco Russell 1000® Yield Factor ETF, Invesco S&P 500 Revenue ETF, Invesco S&P Financials Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF, each a series of the Registrant.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Part A and Part B of this Amendment are incorporated by reference to the definitive materials electronically filed pursuant to Rule 497(b) under the Securities Act of 1933, as amended, on February 14, 2019 (Accession no. 0001193125-19-044263).

PART C. OTHER INFORMATION

Item 15. Indemnification.

Reference is made to Article IX of the Registrant’s Declaration of Trust:

The Registrant (also, the “Trust”) is organized as a Massachusetts business trust and is operated pursuant to a Declaration of Trust, dated October 10, 2006 and Amended and Restated as of September 17, 2007 (the “Declaration of Trust”), which permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Further Indemnification. Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person. Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities pursuant to Section 4.2 hereof or a reorganization or consolidation pursuant to Section 10.2 hereof, assume the obligation to indemnify any Person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX.

Amendments and Modifications. Without limiting the provisions of Section 11.1(b) hereof, in no event will any amendment, modification or change to the provisions of this Declaration or the By-laws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Section 9.5 hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the By-laws.

Item 16. Exhibits.

Exhibit Number	Description

(1)(a)	Amended and Restated Declaration of Trust of the Registrant, dated September 17, 2007, is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001104659-07-069751 on September 18, 2007.

(1)(b)	Amendment No. 1 to the Amended and Restated Declaration of Trust, dated April 19, 2018, is incorporated herein by reference to Exhibit (a)(1)(B) of Post-Effective Amendment No. 707 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-18-359992 on December 28, 2018.

(2)	Amended and Restated By-laws of the Registrant, dated March 22, 2007, as amended December 13, 2011 and March 7, 2017, is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 611 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-17-206047 on June 16, 2017.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization, by and among the Registrant, on behalf of certain funds, dated May 22, 2019 is filed herewith.

(5)	Not applicable.

(6)(a)	Amended and Restated Investment Advisory Agreement between the Registrant and Invesco Capital Management LLC, for unitary fee funds, is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 612 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-17-220271 on July 3, 2017.

(6)(b)	Schedule A (as of April 20, 2019) to Amended and Restated Investment Advisory Agreement between the Registrant and Invesco Capital Management LLC, for unitary fee funds, is incorporated by reference to Exhibit (d)(1)(b) of Post-Effective Amendment No. 724 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-19-177651 on June 20, 2019.

(6)(c)	Investment Advisory Agreement between the Registrant and Invesco Capital Management LLC, for non-unitary fee funds, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 683 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-18-160905 on May 11, 2018.

(6)(d)	Schedule A (as of April 30, 2019) to Investment Advisory Agreement between the Registrant and Invesco Capital Management LLC, for non-unitary fee funds, is incorporated by reference to Exhibit (d)(2)(b) of Post-Effective Amendment No. 724 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-19-177651 on June 20, 2019.

(6)(e)	Investment Sub-Advisory Agreement by and among Invesco Capital Management LLC and the Sub-Advisers, dated January 18, 2011, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 579 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-17-004112 on January 6, 2017.

(6)(f)	Schedule A dated April 20, 2019 for Investment Sub-Advisory Agreement by and among Investment Capital Management LLC and the Sub-Advisers, is incorporated by reference to Exhibit (d)(3)(b) of Post-Effective Amendment No. 724 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-19-177651 on June 20, 2019.

(6)(g)	Acknowledgement and Waiver of Notice of Termination of Investment Sub-Advisory Agreement between Invesco Capital Management LLC and Invesco Australia Limited dated January 14, 2015, is incorporated by reference to Exhibit (d)(2)(A) of Post-Effective Amendment No. 475 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-15-065948 on February 26, 2015.

(6)(h)	Management Fee Waiver Agreement dated April 30, 2013 is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 415 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001104659-13-047691 on June 7, 2013.

(6)(i)	Schedule A to Management Fee Waiver Agreement (as of June 4, 2018) is incorporated by reference to Exhibit (d)(9)(b) of Post-Effective Amendment No. 707 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-18-359992on December 28, 2018.

(6)(j)	Management Fee Waiver Agreement dated December 19, 2017 is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 382 to the Registration Statement of Invesco Actively Managed Exchange-Traded Fund Trust on Form N-1A (File No. 333-147622), as filed with the SEC via EDGAR Accession No. 0001193125-18-359665 on December 28, 2018.

(6)(k)	Schedule A (as of December 12, 2018) to Management Fee Waiver Agreement between the Registrant and Invesco Capital Management LLC, is incorporated by reference to Exhibit (d)(3)(b) of Post-Effective Amendment No. 41 to the Invesco Exchange-Traded Self-Indexed Fund Trust’s Registration Statement on Form N-1A (File No. 333-221046), as filed with the SEC via EDGAR Accession No. 0001193125-19-149538 on May 16, 2019.

(6)(l)	Amended and Restated Excess Expense Agreement, dated June 16, 2011, as amended June 4, 2018, between the Registrant and Invesco Capital Management LLC is incorporated by reference to Exhibit (d)(3)(A) of Post-Effective Amendment No. 382 to the Invesco Actively Managed Exchange-Traded Fund Trust’s Registration Statement on Form N-1A (File No. 333-147622), as filed with the SEC via EDGAR Accession No. 0001193125-18-359665 on December 28, 2018.

(6)(m)	Schedule A dated April 11, 2019, to Amended and Restated Excess Expense Agreement between the Registrant and Invesco Capital Management LLC is incorporated by reference to Exhibit (d)(5)(b) of Post-Effective Amendment No. 41 to the Invesco Exchange-Traded Self-Indexed Fund Trust’s Registration Statement on Form N-1A (File No. 333-221046), as filed with the SEC via EDGAR Accession No. 0001193125-19-149538 on May 16, 2019.

(6)(n)	Management Services Agreement between the Registrant and Invesco Capital Management LLC dated December 12, 2012 is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 425 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001104659-13-077874 on October 25, 2013.

(6)(o)	Memorandum of Agreement between Adviser and Registrant dated April 11, 2019, is incorporated by reference to Exhibit (d)(6)(a) of Post-Effective Amendment No. 41 to the Invesco Exchange-Traded Self-Indexed Fund Trust’s Registration Statement on Form N-1A (File No. 333-221046), as filed with the SEC via EDGAR Accession No. 0001193125-19-149538 on May 16, 2019.

(6)(p)	Memorandum of Agreement Exhibit A for Schedule of Funds (as of April 11, 2019) is incorporated by reference to Exhibit (d)(6)(b) of Post-Effective Amendment No. 41 to the Invesco Exchange-Traded Self-Indexed Fund Trust’s Registration Statement on Form N-1A (File No. 333-221046), as filed with the SEC via EDGAR Accession No. 0001193125-19-149538 on May 16, 2019.

(7)(a)	Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 612 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-17-220271 on July 3, 2017.

(7)(b)	Schedule A dated April 20, 2019 for Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. is incorporated by reference to Exhibit (e)(1)(b) of Post-Effective Amendment No. 724 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-19-177651 on June 20, 2019.

(8)	Not applicable.

(9)(a)	Custody Agreement between Registrant and The Bank of New York Mellon, dated September 17, 2018, is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 26 to the Invesco Exchange-Traded Self-Indexed Fund Trust’s Registration Statement on Form N-1A (File No. 333-221046), as filed with the SEC via EDGAR Accession No. 0001193125-18-331570 on November 21, 2018.

(9)(b)	Schedule I (as of April 11, 2019) for Custody Agreement between Registrant and The Bank of New York Mellon is incorporated by reference to Exhibit (g)(1)(b) of Post-Effective Amendment No. 724 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-19-177651 on June 20, 2019.

(9)(c)	Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon, dated June 8, 2007, is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 390 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001104659-13-015063 on February 27, 2013.

(10)	Not applicable.

(11)	Opinion of counsel regarding the legality of securities being issued is incorporated by reference to Exhibit 11 of the Registrant’s Registration Statement on Form N-14 (File No. 333-229252), as filed with the SEC via EDGAR Accession No. 0001193125-19-009043 on January 14, 2019.

(12)	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders is filed herewith.

(13)(a)	Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon dated September 17, 2018 is incorporated by reference to Exhibit (h)(1)(A) of Post-Effective Amendment No. 272 to the Invesco Exchange-Traded Fund Trust’s Registration Statement on Form N-1A (File No. 333-102228), as filed with the SEC via EDGAR Accession No. 0001193125-18-306460 on October 24, 2018.

(13)(b)	Amendment A to Exhibit A (as of April 11, 2019) for Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon, is incorporated by reference to Exhibit (h)(1)(b) of Post-Effective Amendment No. 724 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-19-177651 on June 20, 2019.

(13)(c)	Amended and Restated Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon, dated June 17, 2013, is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 612 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-17-220271 on July 3, 2017.

(13)(d)	Exhibit D (as of April 11, 2019) to the Amended and Restated Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon is incorporated by reference to Exhibit (h)(2)(b) of Post-Effective Amendment No. 724 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-19-177651 on June 20, 2019.

(13)(e)	Form of Participant Agreement between Invesco Distributors, Inc., The Bank of New York Mellon and the Participant is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 8 to the Invesco Exchange-Traded Self-Indexed Fund Trust’s Registration Statement on Form N-1A (File No. 333-221046), as filed with the SEC via EDGAR Accession No. 0001193125-18-213111 on July 5, 2018.

(13)(f)	Form of Sublicense Agreement between the Registrant and Invesco Capital Management LLC is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 611 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-17-206047 on June 16, 2017.

(14)(a)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, is incorporated by reference to Exhibit (j)(1) of Post-Effective Amendment No. 724 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-19-177651 on June 20, 2019.

(14)(b)	Consent of Ernst &Young, Independent Registered Public Accounting Firm, is incorporated by reference to Exhibit (j)(2) of Post-Effective Amendment No. 724 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-19-177651 on June 20, 2019.

(15)	Not applicable.

(16)(a)	Powers of Attorney for Messrs. Bagge, Barre, Carome, Kole, Lim, Wicker and Wilson, dated January 11, 2019, are incorporated by reference to Exhibit 16 of the Registrant’s Registration Statement on Form N-14 (File No. 333-229252), as filed with the SEC via EDGAR Accession No. 0001193125-19-009043 on January 14, 2019.

(16)(b)	Powers of Attorney for Mses. Herget and Pace and Mr. Giambastiani, dated June 1, 2019, are filed herewith.

(17)(a)	Code of Ethics of the Invesco Family of ETFs, dated April 18, 2008, as last amended July 25, 2018, is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 19 to the Invesco Exchange-Traded Self-Indexed Fund Trust’s Registration Statement on Form N-1A (File No. 333-221046), as filed with the SEC via EDGAR Accession No. 0001193125-18-284116 on September 27, 2018.

(17)(b)	Code of Ethics of Invesco Capital Management LLC dated March 7, 2017, as amended January 1, 2019, is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 41 to the Invesco Exchange-Traded Self-Indexed Fund Trust’s Registration Statement on Form N-1A (File No. 333-221046), as filed with the SEC via EDGAR Accession No. 0001193125-19-149538 on May 16, 2019.

(17)(c)	Code of Ethics of Invesco Advisers, Inc. and Invesco Distributors, Inc. dated January 1, 2019, is incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 41 to the Invesco Exchange-Traded Self-Indexed Fund Trust’s Registration Statement on Form N-1A (File No. 333-221046), as filed with the SEC via EDGAR Accession No. 0001193125-19-149538 on May 16, 2019.

(17)(d)	Code of Ethics of Invesco Senior Secured Management, Inc. is incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 660 to the Registrant’s Registration Statement on Form N-1A (File No. 333-138490), as filed with the SEC via EDGAR Accession No. 0001193125-18-061667 on February 28, 2018.

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Downers Grove and State of Illinois on the 12th day of July, 2019.

Invesco Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper Daniel E. Draper	President	July 12, 2019

/s/ Kelli Gallegos Kelli Gallegos	Treasurer	July 12, 2019

/s/ Anna Paglia Anna Paglia	Secretary	July 12, 2019

*/s/ Ronn R. Bagge Ronn R. Bagge	Vice Chairman and Trustee	July 12, 2019

*/s/ Todd J. Barre Todd J. Barre	Trustee	July 12, 2019

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	July 12, 2019

**/s/ Edmund P. Giambastiani, Jr.	Trustee	July 12, 2019
Edmund P. Giambastiani, Jr.

**/s/ Victoria J. Herget	Trustee	July 12, 2019
Victoria J. Herget

*/s/ Marc M. Kole Marc M. Kole	Trustee	July 12, 2019

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	July 12, 2019

**/s/ Joanne Pace	Trustee	July 12, 2019
Joanne Pace

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	July 12, 2019

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	July 12, 2019

*By: /s/ Anna Paglia Anna Paglia		July 12, 2019
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney dated January 11, 2019 filed with the Registrant’s Registration Statement on Form N-14 on January 14, 2019.
**	Anna Paglia signs pursuant to powers of attorney filed herewith.

EXHIBIT INDEX

Exhibit Number	Description

(4)	Agreement and Plan of Reorganization, by and among the Registrant, on behalf of certain funds.

(12)	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders.

(16)(b)	Powers of Attorney for Mses. Herget and Pace and Mr. Giambastiani, dated June, 1 2019.